Summary of Significant Accounting Policies (Tables) - Evolv Technologies Holdings Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of customers that represent 10% or more of the Company?s total revenue and accounts receivable

The following table presents customers that represent 10% or more of the Company’s total revenue:

	Three Months Ended
	March 31,
	2021	2020
Customer A	18.3%	—
Customer B	10.0%	—
Customer H	—	11.3%
	28.3%	11.3%

As of March 31, 2021, no customers represented greater than 10% of the Company’s accounts receivable, net balance. As of December 31, 2020, two customers each represented greater than 10% of the Company’s accounts receivable, net balance. The following table presents customers that represent 10% or more of the Company’s accounts receivable, net:

	March 31,	December 31,
	2021	2020

Customer E	23.8%
Customer F	—%	23.4%
	—%	47.2%

The following table presents customers that represent 10% or more of the Company’s total revenue:

	Year ended December 31,
	2020	2019
Customer A	10.7%	—
Customer B	—	26.6%
Customer C	—	21.7%
Customer D	—	11.2%
	10.7%	59.5%

As of December 31, 2020, two customers each represented greater than 10% of the Company’s accounts receivable, net balance. As of December 31, 2019, two customers each represented greater than 10% of the Company’s accounts receivable, net balance. The following table presents customers that represent 10% or more of the Company’s accounts receivable, net:

	December 31,
	2020	2019
Customer C		56.3%
Customer E	23.8%
Customer F	23.4%
Customer G		21.9%
	47.2%	78.2%

Schedule of estimated useful life of property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life
Computers and telecommunications equipment	3 years
Lab equipment	5 years
Software	4 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of remaining lease term or useful life
Leased equipment	7 years

Schedule of estimated revenues expected to be recognized in the future related to performance obligations that are unsatisfied

	Less than	Greater than
	1 year	1 year	Total
Product revenue	$43	$51	$94
Subscription revenue	4,119	7,730	11,849
Service revenue	—	—	—
Maintenance revenue	346	792	1,138
Total revenue	$4,508	$8,573	$13,081

The following table includes estimated revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially satisfied) as of December 31, 2020. Note that with respect to ASC 840, Subscription revenue includes maintenance in addition to the operating lease components of these transactions (in thousands).

	Less than 1 year	Greater than 1 year	Total
Product revenue	—	—	—
Subscription revenue	3,636	7,123	10,759
Service revenue	—	—	—
Maintenance revenue	341	744	1,085
Total revenue	$3,977	$7,867	$11,844

Schedule of future minimum payments on noncancelable leases

Year Ending December 31:
2021 (remaining nine months)	$3,137
2022	3,775
2023	3,033
2024	1,748
2025	96
Thereafter	60
$11,849

The amount of minimum future leases is based on expected income recognition. As of December 31, 2020, future minimum payments on noncancelable leases are as follows (in thousands):

Year Ending December 31:
2021	$3,636
2022	3,241
2023	2,528
2024	1,254
2025	40
Thereafter	60
$10,759

Summary of rollforward of deferred revenue

Balance at December 31, 2020	$4,197
Revenue recognized	(1,570)
Revenue deferred	949
Balance at March 31, 2021	$3,576

The following table provides a rollforward of deferred revenue (in thousands):

Contract Liabilities
Balance at December 31, 2018	$484
Revenue recognized	(2,450)
Revenue deferred	3,822
Balance at December 31, 2019	1,856
Revenue recognized	(4,629)
Revenue deferred	6,970
Balance at December 31, 2020	$4,197

Summary of company?s revenue by revenue stream

	Three Months Ended
	March 31,
	2021	2020
Product revenue	$2,502	$56
Subscription revenue(1)	1,300	459
Service revenue	65	5
Maintenance revenue	132	120
Total revenue	$3,999	$640

Subscription revenue is inclusive of $0.3 million and $0.1 million of maintenance revenue during the three months ended March 31, 2021 and 2020, respectively, determined based on a relative fair value allocation as prescribed by ASC 606.

The following table presents the Company’s revenue by revenue stream (in thousands):

	Year ended December 31,
	2020	2019
Product revenue	1,279	4,192
Subscription revenue(1)	2,637	1,096
Service revenue	350	136
Maintenance revenue	519	422
Total revenue	$4,785	$5,846
(1)	Subscription revenue is inclusive of $0.6 million and $0.3 million of maintenance revenue in 2020 and 2019, respectively, determined based on a relative fair value allocation as prescribed by ASC 606.